Property, Equipment, and Software	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Equipment, and Software
Property, Equipment, and Software

4. Property, Equipment, and Software

Property, equipment, and software net, consists of the following:

	March 31,	December 31,
	2021	2020
Software and computer equipment	$1,544	$1,381
Furniture, office equipment, and other	1,538	567
Internally developed software	11,369	10,741
Leasehold improvements	1,112	1,112
	15,563	13,801
Less: Accumulated depreciation and amortization	(10,235)	(9,208)
Property, equipment, and software, net	$5,328	$4,593

Depreciation and amortization expense related to property, equipment, and software was $1,123 and $982 for the three months ended March 31, 2021 and 2020, respectively.

Note 4.   Property, Equipment, and Software

Property, equipment, and software net, consists of the following:

	December 31,	December 31,
	2020	2019
Software and computer equipment	$1,381	$1,392
Furniture, office equipment, and other	567	387
Internally developed software	10,741	10,601
Leasehold improvements	1,112	1,295
	13,801	13,675
Less: Accumulated depreciation and amortization	(9,208)	(7,017)
Property, equipment, and software, net	$4,593	$6,658

Depreciation and amortization expense related to property, equipment, and software was $3,786 and $3,680 for the years ended December 31, 2020 and 2019, respectively.